Goodwill and Intangible Assets - Useful life (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Finite-Lived Intangible Assets [Line Items]
Indefinite-lived intangible assets not subject to amortization	$ 49
Amortization expense	$ 500
Developed technology | Minimum
Finite-Lived Intangible Assets [Line Items]
Weighted average remaining amortization period	3 years
Developed technology | Maximum
Finite-Lived Intangible Assets [Line Items]
Weighted average remaining amortization period	4 years
Customer relationships and licenses | Minimum
Finite-Lived Intangible Assets [Line Items]
Weighted average remaining amortization period	5 years
Customer relationships and licenses | Maximum
Finite-Lived Intangible Assets [Line Items]
Weighted average remaining amortization period	9 years
Trademarks | Minimum
Finite-Lived Intangible Assets [Line Items]
Weighted average remaining amortization period	2 years
Trademarks | Maximum
Finite-Lived Intangible Assets [Line Items]
Weighted average remaining amortization period	6 years
Pharmacy board licenses
Finite-Lived Intangible Assets [Line Items]
Weighted average remaining amortization period	1 year